ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2023
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(in thousands)
Accounts receivable	85,021	66,758	9,403
Allowance for credit losses	(5,407)	(5,926)	(835)
Accounts receivable, net	79,614	60,832	8,568

The movements in the allowance for credit losses were as follows:

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
	(in thousands)
Balance at beginning of the year	156	381	5,407	762
Provisions	225	5,026	519	73
Balance at end of the year	381	5,407	5,926	835